JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.9%
Aerospace & Defense — 0.4%
HEICO Corp., Class A	332	39,352

Airlines — 1.4%
Delta Air Lines, Inc. *	2,234	95,195
Frontier Group Holdings, Inc. *	2,182	34,452

		129,647

Banks — 2.3%
First Republic Bank	398	76,708
Signature Bank	229	62,287
SVB Financial Group *	115	74,405

		213,400

Beverages — 0.8%
Constellation Brands, Inc., Class A	329	69,275

Biotechnology — 6.5%
Agios Pharmaceuticals, Inc. * (a)	1,106	51,056
Alnylam Pharmaceuticals, Inc. *	545	102,826
Exact Sciences Corp. *	734	70,070
Exelixis, Inc. *	2,370	50,104
Horizon Therapeutics plc *	1,139	124,755
Ionis Pharmaceuticals, Inc. *	474	15,905
Natera, Inc. *	640	71,364
Neurocrine Biosciences, Inc. *	494	47,341
Seagen, Inc. *	299	50,787

		584,208

Building Products — 3.4%
Fortune Brands Home & Security, Inc.	933	83,438
Trane Technologies plc	927	159,961
Trex Co., Inc. *	656	66,855

		310,254

Capital Markets — 4.4%
Affiliated Managers Group, Inc.	364	54,936
Blackstone, Inc.	673	78,343
Charles Schwab Corp. (The)	1,043	75,950
Evercore, Inc., Class A	409	54,644
MarketAxess Holdings, Inc.	125	52,755
MSCI, Inc.	142	86,446

		403,074

Commercial Services & Supplies — 1.7%
ACV Auctions, Inc., Class A *	702	12,553
Copart, Inc. *	1,023	141,869

		154,422

Construction & Engineering — 1.0%
Quanta Services, Inc.	807	91,853

Consumer Finance — 0.8%
Discover Financial Services	586	72,015

Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc. *	444	61,916

Electrical Equipment — 2.7%
AMETEK, Inc.	573	71,058
Generac Holdings, Inc. *	420	171,649

		242,707

Electronic Equipment, Instruments & Components — 4.1%
Itron, Inc. *	235	17,774
Keysight Technologies, Inc. *	656	107,807
Littelfuse, Inc.	265	72,499
Trimble, Inc. *	681	56,037
Zebra Technologies Corp., Class A *	235	120,918

		375,035

Entertainment — 3.0%
Roku, Inc. *	478	149,718
Spotify Technology SA *	333	75,061
Take-Two Interactive Software, Inc. *	337	51,937

		276,716

Food Products — 0.2%
Oatly Group AB, ADR * (a)	1,295	19,578

Health Care Equipment & Supplies — 5.8%
Align Technology, Inc. *	79	52,502
Cooper Cos., Inc. (The)	195	80,389
Dexcom, Inc. *	372	203,542
Hologic, Inc. *	620	45,740
Insulet Corp. *	299	84,985
ResMed, Inc.	242	63,726

		530,884

Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc. *	796	50,796
Amedisys, Inc. *	184	27,419
Centene Corp. *	1,425	88,762
McKesson Corp.	404	80,570

		247,547

Health Care Technology — 0.6%
Teladoc Health, Inc. * (a)	432	54,760

Hotels, Restaurants & Leisure — 3.9%
Airbnb, Inc., Class A *	156	26,144
Aramark (a)	1,426	46,849
Booking Holdings, Inc. *	20	48,190
Chipotle Mexican Grill, Inc. *	47	85,968
DraftKings, Inc., Class A * (a)	1,638	78,867
Royal Caribbean Cruises Ltd. * (a)	803	71,462

		357,480

Household Durables — 1.6%
Garmin Ltd.	435	67,615
Helen of Troy Ltd. * (a)	333	74,908

		142,523

Insurance — 0.5%
Progressive Corp. (The)	468	42,312

Interactive Media & Services — 2.8%
Bumble, Inc., Class A *	1,334	66,685
Match Group, Inc. *	791	124,253
Zillow Group, Inc., Class C *	706	62,192

		253,130

Internet & Direct Marketing Retail — 0.4%
Chewy, Inc., Class A * (a)	582	39,667

IT Services — 4.5%
Affirm Holdings, Inc. * (a)	383	45,678
Global Payments, Inc.	570	89,852
MongoDB, Inc. *	250	117,878
Okta, Inc. *	354	83,947

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Remitly Global, Inc. * (a)	754	27,673
Snowflake, Inc., Class A *	161	48,830

		413,858

Leisure Products — 0.5%
Brunswick Corp.	507	48,254

Life Sciences Tools & Services — 3.7%
Agilent Technologies, Inc.	1,008	158,837
Maravai LifeSciences Holdings, Inc., Class A *	1,553	76,233
Mettler-Toledo International, Inc. *	77	106,332

		341,402

Machinery — 1.7%
Ingersoll Rand, Inc. *	1,726	87,024
ITT, Inc.	779	66,861

		153,885

Media — 0.4%
Discovery, Inc., Class C * (a)	1,583	38,421

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	1,868	60,756

Oil, Gas & Consumable Fuels — 0.7%
EOG Resources, Inc.	771	61,864

Pharmaceuticals — 1.9%
Catalent, Inc. *	603	80,268
Jazz Pharmaceuticals plc *	410	53,408
Royalty Pharma plc, Class A	1,216	43,928

		177,604

Professional Services — 2.8%
Booz Allen Hamilton Holding Corp.	788	62,495
Equifax, Inc.	435	110,162
IHS Markit Ltd.	707	82,497

		255,154

Road & Rail — 2.2%
Lyft, Inc., Class A *	1,422	76,230
Old Dominion Freight Line, Inc.	448	128,019

		204,249

Semiconductors & Semiconductor Equipment — 8.0%
Advanced Micro Devices, Inc. *	717	73,748
Cree, Inc. * (a)	490	39,550
Entegris, Inc.	1,045	131,590
Lam Research Corp.	143	81,440
Marvell Technology, Inc.	1,110	66,950
Microchip Technology, Inc.	682	104,695
SolarEdge Technologies, Inc. *	351	92,960
Teradyne, Inc.	854	93,264
Xilinx, Inc.	259	39,091

		723,288

Software — 13.2%
Avalara, Inc. *	376	65,696
Bill.com Holdings, Inc. *	248	66,204
Cadence Design Systems, Inc. *	663	100,344
Confluent, Inc., Class A * (a)	695	41,455
Crowdstrike Holdings, Inc., Class A *	515	126,675
DocuSign, Inc. *	382	98,235
Five9, Inc. *	471	75,222
HubSpot, Inc. *	259	175,174
Palo Alto Networks, Inc. *	244	116,823
Synopsys, Inc. *	369	110,572
Trade Desk, Inc. (The), Class A *	1,410	99,123
UiPath, Inc., Class A * (a)	332	17,471
Zscaler, Inc. *	372	97,415

		1,190,409

Specialty Retail — 5.3%
Burlington Stores, Inc. *	294	83,370
CarMax, Inc. *	492	62,995
National Vision Holdings, Inc. *	957	54,312
O’Reilly Automotive, Inc. *	124	75,588
Tractor Supply Co.	536	108,679
Ulta Beauty, Inc. *	265	95,536

		480,480

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc. *	139	56,294

TOTAL COMMON STOCKS (Cost $5,905,951)		8,917,673

SHORT-TERM INVESTMENTS — 4.9%
INVESTMENT COMPANIES — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(b)(c) (Cost $222,950)	222,855	222,967

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	201,992	201,992
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	23,568	23,568

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $225,560)		225,560

TOTAL SHORT-TERM INVESTMENTS (Cost $448,510)		448,527

Total Investments — 102.8% (Cost $6,354,461)		9,366,200
Liabilities in Excess of Other Assets — (2.8)%		(254,811)

Net Assets — 100.0%		9,111,389

Percentages indicated are based on net assets.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $220,803.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,366,200	$—	$—	$9,366,200

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$190,144	$480,477	$447,654	$— (c)	$—	(c)	$222,967	222,855	$38	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	238,992	407,000	444,000	(17)	17		201,992	201,992	51	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	26,765	191,824	195,021	—	—		23,568	23,568	2	—

Total	$455,901	$1,079,301	$1,086,675	$(17)	$17		$448,527		$91	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.